FINANCIAL INSTRUMENTS (Details) $ in Millions	9 Months Ended
Sep. 30, 2015 USD ($)
FINANCIAL INSTRUMENTS [Abstract]
Material cost	$ 0.0
Assets fair value	2.2
Liabilities fair value	$ 2.2